Segment information (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jul. 01, 2023
Statement [Line Items]
Revenues	$ 914,157	$ 959,359	$ 986,274
Gross profit / (loss)	368,054	406,483	369,174
Other operating results, net	(4,994)	29,800	(46,173)
Profit for the year	224,366	148,839	406,477
Investment properties	2,404,115	2,440,276		$ 3,037,044
Property, plant and equipment	712,680	711,714		753,946
Investments in associates	187,539	191,845		$ 205,540
Selling expenses	(83,099)	(84,187)	(70,218)
Total Agricultural Business [Member]
Statement [Line Items]
Revenues	448,266	503,614	527,192
Costs	(386,762)	(418,830)	(437,501)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	17,715	7,444	(7,847)
Changes in the net realizable value of agricultural products after harvest	4,642	10,002	(13,148)
Gross profit / (loss)	83,861	102,230	68,696
Net gain from fair value adjustment of investment properties	12,467	(10,392)	(12,276)
Gain from disposal of farmlands	41,992	73,352	77,831
General and administrative expenses	(42,463)	(46,954)	(43,988)
Selling expenses	59,225	61,022	48,410
Other operating results, net	11,956	38,904	(9,043)
Profit / (loss) from operations	48,588	96,118	32,810
Share of profit/ (loss) of associates and joint ventures	(1,034)	(1,511)	(5,372)
Profit for the year	47,554	94,607	27,438
Investment properties	74,005	89,955	136,013
Property, plant and equipment	629,062	630,976	653,612
Investments in associates	9,319	11,118	13,126
Other reportable assets	326,150	285,349	290,377
Reportable assets	1,038,536	1,017,398	1,093,128
Agricultural Production [Member]
Statement [Line Items]
Revenues	326,975	374,179	388,107
Costs	(280,439)	(333,264)	(348,470)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	17,715	7,444	(7,847)
Changes in the net realizable value of agricultural products after harvest	4,642	10,002	(13,148)
Gross profit / (loss)	68,893	58,361	18,642
Net gain from fair value adjustment of investment properties	0	0	0
Gain from disposal of farmlands	0	0	0
General and administrative expenses	(23,258)	(27,383)	(24,371)
Selling expenses	35,685	40,340	35,549
Other operating results, net	5,987	11,849	871
Profit / (loss) from operations	15,937	2,487	(40,407)
Share of profit/ (loss) of associates and joint ventures	368	2,161	(876)
Profit for the year	16,305	4,648	(41,283)
Investment properties	0	0	0
Property, plant and equipment	582,108	624,602	645,055
Investments in associates	9,091	9,336	8,666
Other reportable assets	248,498	193,322	212,659
Reportable assets	839,697	827,260	866,380
Land Transformation And Sales [Member]
Statement [Line Items]
Revenues	0	0	0
Costs	(389)	(318)	(383)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit / (loss)	(389)	(318)	(383)
Net gain from fair value adjustment of investment properties	12,467	(10,392)	(12,276)
Gain from disposal of farmlands	41,992	73,352	77,831
General and administrative expenses	(86)	(88)	(73)
Selling expenses	1,552	1,658	67
Other operating results, net	3,497	19,151	(13,084)
Profit / (loss) from operations	55,929	80,047	51,948
Share of profit/ (loss) of associates and joint ventures	0	0	0
Profit for the year	55,929	80,047	51,948
Investment properties	74,005	89,955	136,013
Property, plant and equipment	43,315	1,758	3,072
Investments in associates	0	0	0
Other reportable assets	0	3,619	0
Reportable assets	117,320	95,332	139,085
Corporate [Member]
Statement [Line Items]
Revenues	0	0	0
Costs	0	0	0
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit / (loss)	0	0	0
Net gain from fair value adjustment of investment properties	0	0	0
Gain from disposal of farmlands	0	0	0
General and administrative expenses	(5,925)	(6,390)	(7,231)
Other operating results, net	0	0	0
Profit / (loss) from operations	(5,925)	(6,390)	(7,231)
Share of profit/ (loss) of associates and joint ventures	0	0	0
Profit for the year	(5,925)	(6,390)	(7,231)
Investment properties	0	0	0
Property, plant and equipment	0	0	0
Investments in associates	0	0	0
Other reportable assets	0	0	0
Reportable assets	0	0	0
Selling expenses	0	0	0
Others [Member]
Statement [Line Items]
Revenues	121,291	129,435	139,085
Costs	(105,934)	(85,248)	(88,648)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Net gain from fair value adjustment of investment properties	0	0	0
Gain from disposal of farmlands	0	0	0
General and administrative expenses	(13,194)	(13,093)	(12,313)
Selling expenses	21,988	19,024	12,794
Other operating results, net	2,472	7,904	3,170
Profit / (loss) from operations	(17,353)	19,974	28,500
Share of profit/ (loss) of associates and joint ventures	(1,402)	(3,672)	(4,496)
Profit for the year	(18,755)	16,302	24,004
Investment properties	0	0	0
Property, plant and equipment	3,639	4,616	5,485
Investments in associates	228	1,782	4,460
Other reportable assets	77,652	88,408	77,718
Reportable assets	81,519	94,806	87,663
Gross profit / (loss)	$ 15,357	$ 44,187	$ 50,437